UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment []; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Gryphon International Investment Corporation
Address:	20 Bay Street, Suite 1905
		Toronto, Ontario, CANADA M5J 2N8

13 File Number: 028-11817
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name: Alexander H.M. Becks
Title: President and Chief Compliance Officer
Phone: 416.364.2299
Signature, Place and Date of Signing
Alexander H.M. Becks  Toronto, Ontario, Canada  February 4, 2010
	[Signature]	[City, State]		 [Date]

Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[] 13F NOTICE.
[] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:0

Form 13F Information Table Entry Total:44 Data Records

Form 13F Information Table Value Total:$211,000
FORM 13F INFORMATION TABLE









VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
VALUE x($1000)
SHARES/PRN AMT
SH/ PRN
PUT/CALL
INVSTMT DISCRETN
OTHER MGRS
SOLE
SHARED
NONE
Allstate Corp
Common
009724478
$204
6,775
SH

DEFINED

0
6,775
0
American Express
Common
009988572
$8,859
218,635
SH

SOLE
NONE
218,635
0
0
American Express
Common
009988572
$2,193
54,130
SH

DEFINED

0
54,130
0
Anixter International Inc.
Common
001144693
$2,972
63,110
SH

SOLE
NONE
63,110
0
0
Anixter International Inc.
Common
001144693
$1,118
23,730
SH

DEFINED

0
23,730
0
Boston Scientific Corporation
Common
009775641
$5,112
568,015
SH

SOLE
NONE
568,015
0
0
Boston Scientific Corporation
Common
009775641
$1,448
160,875
SH

DEFINED

0
160,875
0
Bunge Limited
Common
013317810
$10,181
159,495
SH

SOLE
NONE
159,495
0
0
Bunge Limited
Common
013317810
$2,552
39,985
SH

DEFINED

0
39,985
0
Clarcor Inc
Common
019217981
$5,607
172,835
SH

SOLE
NONE
172,835
0
0
Clarcor Inc
Common
019217981
$2,007
61,880
SH

DEFINED

0
61,880
0
Covidien Ltd.
Common
030852800
$223
4,665
SH

DEFINED

0
4,665
0
Danaher Corp
Common
009962131
$10,887
144,775
SH

SOLE
NONE
144,775
0
0
Danaher Corp
Common
009962131
$2,562
34,065
SH

DEFINED

0
34,065
0
Dover Corp
Common
009974121
$7,036
169,085
SH

SOLE
NONE
169,085
0
0
Dover Corp
Common
009974121
$2,011
48,340
SH

DEFINED

0
48,340
0
Fiserv Inc
Common
010808065
$8,384
172,945
SH

SOLE
NONE
172,945
0
0
Fiserv Inc
Common
010808065
$2,202
45,425
SH

DEFINED

0
45,425
0
Honeywell International Inc
Common
010534801
$7,972
203,380
SH

SOLE
NONE
203,380
0
0
Honeywell International Inc
Common
010534801
$2,080
53,070
SH

DEFINED

0
53,070
0
Insituform Technologies A
Common
010065810
$8,727
384,100
SH

SOLE
NONE
384,100
0
0
Insituform Technologies A
Common
010065810
$2,261
99,510
SH

DEFINED

0
99,510
0
JP Morgan Chase & Co.
Common
012271654
$7,432
178,360
SH

SOLE
NONE
178,360
0
0
JP Morgan Chase & Co.
Common
012271654
$1,936
46,465
SH

DEFINED

0
46,465
0
Jacobs Engineering Group Inc.
Common
011768741
$4,078
108,430
SH

SOLE
NONE
108,430
0
0
Jacobs Engineering Group Inc.
Common
011768741
$500
13,296
SH

DEFINED

0
13,296
0
Johnson & Johnson
Common
009722513
$10,204
158,425
SH

SOLE
NONE
158,425
0
0
Johnson & Johnson
Common
009722513
$2,751
42,715
SH

DEFINED

0
42,715
0
MEMC Electronic Materials
Common
009708073
$6,735
494,475
SH

SOLE
NONE
494,475
0
0
MEMC Electronic Materials
Common
009708073
$1,676
123,030
SH

DEFINED

0
123,030
0
PerkinElmer Inc
Common
010702658
$7,066
343,165
SH

SOLE
NONE
343,165
0
0
PerkinElmer Inc
Common
010702658
$1,825
88,630
SH

DEFINED

0
88,630
0
Praxair Inc.
Common
009967419
$8,249
102,720
SH

SOLE
NONE
102,720
0
0
Praxair Inc.
Common
009967419
$2,266
28,217
SH

DEFINED

0
28,217
0
Resmed
Common
011540066
$10,418
199,315
SH

SOLE
NONE
199,315
0
0
Resmed
Common
011540066
$2,646
50,625
SH

DEFINED

0
50,625
0
Thermo Fisher Scientific
Common
009729917
$11,323
237,420
SH

SOLE
NONE
237,420
0
0
Thermo Fisher Scientific
Common
009729917
$2,436
51,080
SH

DEFINED

0
51,080
0
TJX Companies
Common
009961968
$11,837
323,845
SH

SOLE
NONE
323,845
0
0
TJX Companies
Common
009961968
$3,124
85,460
SH

DEFINED

0
85,460
0
Wabtec Corp
Common
011540104
$7,619
186,550
SH

SOLE
NONE
186,550
0
0
Wabtec Corp
Common
011540104
$2,020
49,460
SH

DEFINED

0
49,460
0
Yum! Brands Inc.
Common
014856862
$7,188
205,550
SH

SOLE
NONE
205,550
0
0
Yum! Brands Inc.
Common
014856862
$1,073
30,670
SH

DEFINED

0
30,670
0
S REPORT SUMMARY
44 DATA RECORDS



0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED